Financial instruments - Outstanding assets and liabilities derivatives positions (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Fair value in R$		R$ (494,493)	R$ (6,567,720)
Debt hedges
Disclosure of detailed information about financial instruments [line items]
Fair value in R$		(873,360)	(1,843,085)
Operational Hedge
Disclosure of detailed information about financial instruments [line items]
Fair value in R$		297,769	(4,660,846)
Commodity Hedge
Disclosure of detailed information about financial instruments [line items]
Fair value in R$		81,098	(63,789)
Zero cost collar (U.S.$ x R$) | Operational Hedge
Disclosure of detailed information about financial instruments [line items]
Notional amount		6,844,400	6,852,200
Fair value in R$		290,364	(4,328,970)
Zero cost collar (U.S.$ x R$) | Commodity Hedge
Disclosure of detailed information about financial instruments [line items]
Notional amount		306,998	163,941
Fair value in R$		(13,579)	6,097
NDF (R$ x US$) | Operational Hedge
Disclosure of detailed information about financial instruments [line items]
Notional amount		90,000	581,000
Fair value in R$		7,419	(331,876)
Swap US$ e US-CPI (1) | Commodity Hedge
Disclosure of detailed information about financial instruments [line items]
Notional amount		138,182	138,439
Fair value in R$		94,560	(80,759)
Swap VLSFO/Brent | Commodity Hedge
Disclosure of detailed information about financial instruments [line items]
Notional amount		13,518	39,706
Fair value in R$		117	10,873
NDF (CNY x US$) | Operational Hedge
Disclosure of detailed information about financial instruments [line items]
Notional amount	R$ 1,500
Fair value in R$	R$ (14)
Derivative Assets | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Fair value in R$		3,744,385	3,594,291
Derivative Assets | Swap CDI x Fixed (US$) | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Notional amount		5,672,695	4,748,394
Fair value in R$		1,343,712	1,482,759
Derivative Assets | Swap SOFR x Fixed (US$) | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Notional amount		1,576,482	1,973,705
Fair value in R$		263,803	424,824
Derivative Assets | Swap IPCA x CDI (notional in Brazilian Reais) | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Notional amount		8,508,353	8,382,699
Fair value in R$		877,583	927,586
Derivative Assets | Swap CDI x SOFR (US$) | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Notional amount		3,260,425	3,117,625
Fair value in R$		872,515	754,173
Derivative Assets | Swap SOFR x SOFR (US$) | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Notional amount			150,961
Fair value in R$			4,949
Derivative Assets | Swap CNY to Fixed | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Notional amount		1,200,000	1,200,000
Fair value in R$		31,144
Derivative Assets | Pre-fixed Swap to CDI US$ | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Notional amount		2,700,000
Fair value in R$		355,628
Derivative Liabilities | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Fair value in R$		(4,617,745)	(5,437,376)
Derivative Liabilities | Swap CDI x Fixed (US$) | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Notional amount		1,084,612	909,612
Fair value in R$		(1,695,150)	(2,259,020)
Derivative Liabilities | Swap SOFR x Fixed (US$) | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Notional amount		1,576,482	1,973,705
Fair value in R$		(151,664)	(30,695)
Derivative Liabilities | Swap IPCA x CDI (notional in Brazilian Reais) | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Notional amount		8,011,292	8,128,395
Fair value in R$		(1,394,614)	(1,753,485)
Derivative Liabilities | Swap CDI x SOFR (US$) | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Notional amount		635,171	610,171
Fair value in R$		(1,036,655)	(1,344,937)
Derivative Liabilities | Swap SOFR x SOFR (US$) | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Notional amount			150,961
Fair value in R$			(42,799)
Derivative Liabilities | Swap CNY to Fixed | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Notional amount		165,815	165,815
Fair value in R$		(31,455)	R$ (6,440)
Derivative Liabilities | Pre-fixed Swap to CDI US$ | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Notional amount		2,700,000
Fair value in R$		R$ (308,207)